Geological and geophysical expenses	12 Months Ended
Dec. 31, 2019
Disclosure Of Geological and geophysical expenses [Abstract]
Disclosure of geological and geophysical expenses [Text Block]

Note 12     Geological and geophysical expenses

Amounts in US$ ‘000	2019	2018	2017
Staff costs (Note 11)	18,312	15,005	10,525
Share-based payment (Note 11)	136	522	501
Allocation to capitalized project	(4,834)	(5,645)	(6,402)
Other services	4,979	4,069	3,070
	18,593	13,951	7,694